Required Annual Principal Payments on Long-term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Long Term Debt Maturities Repayments Of Principal [Line Items]
2012	$ 181,251
2013	13,452
2014	25,652
2015
2016